Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Principal balance	$ 37,020	$ 39,658
Discount	(1,000)	(2,118)
Debentures	36,020	37,540
Interest payable	763	726
Notes and debentures issued	$ 36,783	$ 38,266